Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

17.Income taxes

The income tax allowance differs from the amount resulting from the application of the combined Canadian income tax rate as follows:

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Loss before income taxes	$(33,818,874)	$(36,677,299)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	$(8,962,002)	$(9,719,484)
Non-taxable income or non-deductible expenses	1,913,602	3,222,344
Tax rate differential and other	(38,300)	(25,426)
Unapplied non-capital losses	7,086,700	6,522,566
	$—	$—

The Corporation intends to claim non-refundable ITCs on its 2024 and 2025 Canadian income tax returns. The amount of the qualifying SRED expenses and ITCs are unknown at the date of the audit report.

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. The significant components of the deferred tax assets and liabilities not recognized as at December 31, 2025 and 2024 are as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Unrecognized deferred tax assets: Non-capital losses carried forward	$161,871,672	$137,626,777
Share issue costs	176,606	177,577
Scientific Research & Experimental Development	15,132,426	12,340,372
Total unrecognized deferred tax asset	$177,180,704	$150,144,726

17.Income taxes (continued)

The tax losses expire between 2036 and 2045. The other temporary differences do not expire under current legislation.

2036	$1,368,251
2037	5,394,543
2038	636,497
2039	9,573,962
2040	15,090,249
2041	26,175,446
2042	29,473,150
2043	22,786,484
2044	24,630,208
2045	26,742,882
$161,871,672

As at December 31, 2025, the Corporation had scientific research and experimental development deduction carryforward balance of $15,132,426 (December 31, 2024 - $12,340,372).